CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 534,781	$ 825,645	$ 112,621
Inventory	1,644,216	43,200
Other current assets	24,372	23,028
Accounts receivable, net	41,877		24,484
Due from related parties	59,170		26,775
Total current assets	2,304,416	891,873	163,880
Construction in process - extraction facilities	185,699	832,697
Cultivation facility and laboratory equipment and office furniture and fixtures, net of accumulated amortization and depreciation of $39,385 and $0.0 at December 31, 2017 and December 31, 2016, respectively	1,748,172	199,821
Granted patents, net of accumulated amortization of $2,679 and $0.0 for December 31, 2017 and 2016, respectively	136,080	139,638
Intangible assets	259,568	170,519	32,273
Equity method investments			88,000
Goodwill	4,838,603	4,838,603
Total assets	9,472,538	7,073,151	284,153
Current liabilities:
Accounts payable	290,335	371,711	25,048
Accrued expenses	24,875	10,184	55,264
Installment loan payable	94,607	46,667
Current portion of deferred revenue	113,750	180,000	180,000
Accrued wages payable to officers, directors and employees	412,658	310,401	113,703
Notes payable to and advances from officers and directors	762,589	261,348	57,500
Convertible notes payable, net of a $34,543 debt discount	861,819		125,547
Arbitration settlement reserve	650,000
Total current liabilities	3,210,633	1,180,311	557,062
Long term liabilities:
Deferred revenue, net of current portion		23,750	203,750
Total liabilities	3,210,633	1,204,061	760,812
COMMITMENTS AND CONTINGENCIES - Note 19
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock, 10,000,000 shares authorized; 2,000 Series A shares outstanding at June 30, 2018 and December 31, 2017, respectively and none outstanding at December 31, 2016	2,200	2,200
Common stock, 100,000,000 shares authorized; 64,229,926, 62,862,066 and 50,650,994 outstanding at June 30, 2018, December 31, 2017 and December 31, 2016, respectively	39,668,252	21,186,888	8,885,674
Accumulated deficit	(33,274,094)	(15,269,845)	(9,362,333)
Total equity (deficit) attributable to stockholders of the Company	6,396,358	5,919,243	(476,659)
Non-controlling interest (deficit)	(134,453)	(50,153)
Total stockholders' equity (deficit)	6,261,905	5,869,090	(476,659)
Total liabilities and stockholders' equity	$ 9,472,538	$ 7,073,151	$ 284,153